INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2023 ₪ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses current | $		$ 22,961		$ 22,410
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		120,000,000		120,000,000
Ordinary shares, shares issued		87,873,775		87,834,902
Ordinary shares, shares outstanding		84,392,252		84,353,681
Treasury stock, ordinary shares		3,481,523		3,481,523